Derivative Instruments and Hedging Activities - Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (30,645)	$ (36,959)	$ (60,420)	$ (66,890)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(44,686)	92,994	(62,159)	109,136
Total realized and unrealized (losses) gains on derivative instruments	(75,331)	56,035	(122,579)	42,246
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(30,755)	(30,899)	(60,245)	(61,251)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(39,096)	96,911	(64,494)	116,115
Interest rate swap agreement terminations [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net		(4,187)	1,000	(4,187)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	110	(1,873)	(1,175)	(1,452)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	(1,926)	(3,917)	1,125	(6,979)
Stock purchase warrants [Member]
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	$ (3,664)		$ 1,210